UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 29, 2024

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 29, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2023 to February 29, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In

1

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,044.80	0.84%	$4.27
Class C	1,000.00	1,041.80	1.59%	8.07
Institutional Class	1,000.00	1,046.10	0.59%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,043.60	0.81%	$4.12
Class C	1,000.00	1,039.60	1.56%	7.91
Institutional Class	1,000.00	1,045.90	0.56%	2.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.81%	$4.07
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82
2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,053.50	0.85%	$4.34
Class C	1,000.00	1,049.50	1.60%	8.15
Institutional Class	1,000.00	1,054.80	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
3

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.04%
Education Revenue Bonds	22.80%
Electric Revenue Bonds	7.02%
Healthcare Revenue Bonds	32.82%
Housing Revenue Bonds	1.83%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.86%
Lease Revenue Bonds	1.26%
Local General Obligation Bonds	17.65%
Pre-Refunded Bonds	0.33%
Special Tax Revenue Bonds	3.17%
State General Obligation Bonds	2.91%
Transportation Revenue Bonds	5.30%
Water & Sewer Revenue Bonds	1.09%
Short-Term Investments	0.43%
Total Value of Securities	99.47%
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%
*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Minnesota	95.31%
Puerto Rico	3.73%
Total Value of Municipal Bonds	99.04%
4

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.37%
Education Revenue Bonds	17.36%
Electric Revenue Bonds	3.15%
Healthcare Revenue Bonds	38.46%
Housing Revenue Bonds	2.50%
Industrial Development Revenue/Pollution Control Revenue Bond	2.36%
Lease Revenue Bonds	0.82%
Local General Obligation Bonds	22.34%
Pre-Refunded Bond	0.22%
Special Tax Revenue Bonds	2.88%
State General Obligation Bonds	4.78%
Transportation Revenue Bonds	3.44%
Water & Sewer Revenue Bond	1.06%
Short-Term Investments	0.17%
Total Value of Securities	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%
*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Minnesota	96.19%
Puerto Rico	3.18%
Total Value of Municipal Bonds	99.37%
5

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.92%
Education Revenue Bonds	28.75%
Electric Revenue Bonds	1.34%
Healthcare Revenue Bonds	39.11%
Housing Revenue Bonds	2.93%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.39%
Lease Revenue Bonds	0.91%
Local General Obligation Bonds	9.43%
Pre-Refunded Bonds	0.23%
Special Tax Revenue Bonds	4.18%
State General Obligation Bonds	3.25%
Transportation Revenue Bonds	4.40%
Short-Term Investments	1.09%
Total Value of Securities	99.01%
Receivables and Other Assets Net of Liabilities	0.99%
Total Net Assets	100.00%
*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Minnesota	93.33%
Puerto Rico	4.59%
Total Value of Municipal Bonds	97.92%
6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.04%
Education Revenue Bonds — 22.80%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$1,304,170
Series A 4.375% 7/1/52	1,250,000	1,039,850
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,120,000	2,042,472
Series A 5.00% 3/1/39	385,000	358,808
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/45	1,705,000	1,625,325
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	502,055
Series A 5.50% 7/1/50	2,000,000	2,004,880
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	3,355,000	2,823,434
Duluth Independent School District No. 709 Revenue
Series B 5.00% 2/1/28	350,000	376,677
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	399,976
Series A 5.375% 8/1/50	2,290,000	2,256,520
Series A 5.50% 8/1/36	580,000	581,612
Series A 5.75% 8/1/44	1,895,000	1,898,184
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	728,724
Series A 5.00% 7/1/47	2,290,000	1,993,903
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/44	2,545,000	2,444,371
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	699,870
Series A 5.50% 6/1/57	500,000	454,155
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	301,602
Series A 144A 5.375% 7/1/42 #	880,000	849,596
Series A 144A 5.50% 7/1/52 #	1,440,000	1,362,931
7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/57 #	1,120,000	$1,050,258
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.50% 8/1/49	3,250,000	3,252,372
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,500,000	1,471,545
(Carleton College)
4.00% 3/1/35	1,000,000	1,021,450
4.00% 3/1/36	415,000	422,283
4.00% 3/1/47	3,500,000	3,453,345
5.00% 3/1/44	1,275,000	1,319,077
5.00% 3/1/53	2,900,000	3,127,389
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	919,060
(College of St. Scholastica)
4.00% 12/1/29	280,000	281,044
4.00% 12/1/30	290,000	290,502
4.00% 12/1/33	500,000	496,665
4.00% 12/1/34	500,000	494,720
4.00% 12/1/40	1,200,000	1,103,472
(Gustavus Adolphus College)
5.00% 10/1/47	6,850,000	7,007,002
(Macalester College)
4.00% 3/1/42	500,000	501,790
(St. Catherine University)
5.00% 10/1/52	2,000,000	2,021,120
Series A 4.00% 10/1/36	925,000	925,638
Series A 5.00% 10/1/32	715,000	761,153
Series A 5.00% 10/1/35	875,000	920,876
Series A 5.00% 10/1/45	2,905,000	2,946,890
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	513,940
Series 8-I 5.00% 10/1/33	250,000	257,010
(St. Olaf College)
3.00% 10/1/38	1,000,000	909,070
4.00% 10/1/46	565,000	559,260
4.00% 10/1/50	700,000	676,599
Series 8-G 5.00% 12/1/31	670,000	688,097
Series 8-G 5.00% 12/1/32	670,000	687,983
8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-N 4.00% 10/1/35	500,000	$506,840
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	971,732
Series B 5.00% 10/1/38	1,000,000	1,014,700
Series B 5.00% 10/1/39	940,000	951,430
Series B 5.00% 10/1/40	625,000	631,600
Series B 5.00% 10/1/47	1,060,000	1,065,035
(University of St. Thomas)
4.00% 10/1/36	700,000	715,064
4.00% 10/1/37	750,000	760,823
4.00% 10/1/44	1,800,000	1,756,656
5.00% 10/1/34	800,000	872,632
5.00% 10/1/40	1,595,000	1,696,203
Series 8-L 5.00% 4/1/35	1,250,000	1,300,912
Series A 4.00% 10/1/34	400,000	408,276
Series A 4.00% 10/1/36	500,000	507,135
(University of St. Thomas) (Green Bonds)
Series A 5.00% 10/1/35	1,720,000	1,898,639
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	572,618
4.00% 11/1/42 (AMT)	1,300,000	1,277,848
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,245,039
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	506,340
Series A 5.00% 9/1/44	1,565,000	1,410,800
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	713,414
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,770,000	2,407,822
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	735,375
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	914,420
Series A 5.75% 9/1/46	1,000,000	1,007,820
9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,750,000	$1,465,205
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,398,701
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	364,335
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,196,872
Series A 5.00% 9/1/34	1,125,000	1,197,968
Series A 5.00% 4/1/35	3,175,000	3,290,760
Series A 5.00% 9/1/41	750,000	784,185
Series A 5.00% 9/1/42	2,100,000	2,192,904
Series A 5.00% 11/1/42	2,000,000	2,211,960
Series A 5.00% 1/1/43	1,250,000	1,420,875
Series A 5.00% 1/1/44	1,000,000	1,132,190
Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,500,000	1,104,105
		112,737,958
Electric Revenue Bonds — 7.02%
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	1,150,000	1,183,293
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,003,270
5.00% 10/1/29	395,000	399,001
5.00% 10/1/30	500,000	504,720
5.00% 10/1/33	1,205,000	1,215,893
5.00% 10/1/47	2,000,000	2,040,420
Series A 5.00% 10/1/30	1,060,000	1,070,007
Series A 5.00% 10/1/34	750,000	756,653
Series A 5.00% 10/1/35	1,525,000	1,538,008
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	585,000	605,054
5.00% 1/1/41	400,000	412,324
Series A 5.00% 1/1/26	425,000	425,535
10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/31	520,000	$520,551
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	113,950
Series AAA 5.25% 7/1/25 ‡	250,000	66,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	496,875
Series WW 5.25% 7/1/33 ‡	1,250,000	331,250
Series XX 4.75% 7/1/26 ‡	260,000	68,900
Series XX 5.75% 7/1/36 ‡	925,000	245,125
Series ZZ 4.75% 7/1/27 ‡	210,000	55,650
Series ZZ 5.25% 7/1/24 ‡	350,000	92,750
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,744,619
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	4,315,000	4,577,611
Series A 5.00% 1/1/46	3,310,000	3,372,658
(Capital Appreciation)
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,840,700
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,235,000	1,275,545
Series A 4.00% 10/1/31	885,000	909,559
Series A 4.00% 10/1/33	365,000	373,654
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,131,010
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	1,300,000	1,351,454
		34,722,289
Healthcare Revenue Bonds — 32.82%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	311,750
5.125% 11/1/49	1,100,000	948,992
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path
Phase II Project)
4.00% 9/1/51	500,000	414,655
4.00% 9/1/61	500,000	389,930
11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	$448,190
5.00% 9/1/58	1,605,000	1,543,817
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	975,685
2nd Tier Series B 7.25% 1/1/52	2,580,000	1,508,165
4th Tier Series D 5.25% 1/1/37	480,000	350,169
4th Tier Series D 7.00% 1/1/37	1,585,000	1,038,191
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,094,132
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	402,107
5.00% 6/1/48	1,000,000	805,650
5.00% 6/1/53	2,450,000	1,918,595
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	486,840
4.00% 11/1/41	2,000,000	1,824,180
4.50% 11/1/34	1,700,000	1,701,972
5.00% 11/1/24	600,000	604,524
5.00% 11/1/26	500,000	503,285
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	424,235
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	78,483
5.00% 5/1/44	1,500,000	1,102,005
5.00% 5/1/51	1,585,000	1,101,813
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,006
Series A 144A 5.00% 8/1/46 #	1,500,000	1,416,885
Series A 144A 5.00% 8/1/51 #	880,000	814,519
12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$658,664
Series A 5.00% 4/1/40	705,000	620,950
Series A 5.00% 4/1/48	315,000	256,889
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,125,000	1,036,451
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	3,300,000	3,226,905
Series A 5.00% 2/15/53	6,100,000	6,175,091
Series A 5.00% 2/15/58	11,100,000	11,216,439
Series A 5.25% 2/15/58	7,250,000	7,448,432
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	650,000	494,669
Series A 4.00% 6/15/38	150,000	143,924
Series A 4.00% 6/15/39	150,000	142,202
Series B 5.25% 6/15/52	500,000	511,405
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,895
4.00% 4/1/25	660,000	655,914
4.00% 4/1/31	60,000	59,606
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	586,984
5.75% 2/1/44	500,000	412,015
(St. John’s Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44	400,000	244,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,894,720
5.00% 5/1/27	1,400,000	1,455,650
5.00% 5/1/29	1,000,000	1,039,580
5.00% 5/1/30	850,000	884,127
5.00% 5/1/31	500,000	519,205
5.00% 5/1/32	825,000	853,958
(North Memorial Health Care)
4.00% 9/1/35	350,000	345,415
5.00% 9/1/31	1,000,000	1,018,670
13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove, Minnesota Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/32	1,000,000	$1,017,080
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,097,675
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,025,600
4.00% 11/15/40	2,500,000	2,485,800
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	6,049,551
Series A 5.00% 11/15/32	500,000	512,205
Series A 5.00% 11/15/34	500,000	511,890
Series A 5.00% 11/15/35	1,500,000	1,575,210
Series A 5.00% 11/15/44	1,000,000	1,011,650
Series A 5.00% 11/15/49	6,115,000	6,165,754
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	462,805
5.25% 11/1/45	1,950,000	1,749,891
5.375% 11/1/50	655,000	589,605
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,626,214
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	4,900,000	4,674,600
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	3,230,000	3,229,645
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	9,844,148
5.00% 11/15/57	7,250,000	7,897,280
Series B 5.00% 11/15/33	1,750,000	2,099,160
14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	1,200,000	$1,189,728
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,375,000	1,180,259
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	900,927
5.00% 9/1/24	575,000	578,398
5.00% 9/1/25	750,000	754,748
5.00% 9/1/26	575,000	577,708
5.00% 9/1/27	405,000	406,778
5.00% 9/1/28	425,000	426,594
5.00% 9/1/29	425,000	426,649
5.00% 9/1/34	730,000	732,686
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	6,315,000	5,911,345
Series A 4.00% 5/1/37	1,765,000	1,740,290
Series A 5.00% 5/1/46	5,275,000	5,358,925
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,255,960
Series A 5.00% 11/15/47	2,240,000	2,276,086
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,237,312
Series A 5.00% 7/1/33	3,500,000	3,555,895
(Marian Center Project)
Series A 5.375% 5/1/43	500,000	440,315
St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	445,000	434,013
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	307,566
Series A 5.00% 12/1/36	750,000	754,200
15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	4,000,000	$3,333,920
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	458,800
4.00% 8/1/44	800,000	696,512
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	227,775
4.75% 11/1/52	750,000	655,628
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	2,105,000	1,920,455
		162,255,770
Housing Revenue Bonds — 1.83%
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,985,000	2,096,180
Series F 4.50% 1/1/43	1,405,000	1,421,017
Series I 2.00% 7/1/40	630,000	450,015
Series I 2.20% 1/1/51	1,195,000	769,186
Series O 4.45% 7/1/38	1,700,000	1,767,303
Series O 4.65% 7/1/41	650,000	678,099
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,890,000	1,854,941
		9,036,741
Industrial Development Revenue/Pollution Control Revenue Bonds — 2.86%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	786,610
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,307,774
Sub-Series A 4.00% 12/1/52 •	3,625,000	3,632,286
16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	$8,399,158
		14,125,828
Lease Revenue Bonds — 1.26%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,250,000	1,080,963
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	685,438
Series C 5.00% 8/1/34	1,565,000	1,573,685
Series C 5.00% 8/1/35	1,645,000	1,653,258
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to
Purchase Project)
5.125% 2/1/43	1,250,000	1,261,162
		6,254,506
Local General Obligation Bonds — 17.65%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	634,665
Series A 3.00% 2/1/45	2,600,000	2,156,284
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,523,910
Series A 4.00% 2/1/42	3,500,000	3,493,070
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	932,174
Series A 4.00% 2/1/42	2,260,000	2,297,426
Series A 4.00% 2/1/43	1,925,000	1,951,719
Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,942,120
Dilworth Glyndon Felton Independent School
District No. 2164
Series A 3.00% 2/1/37	1,000,000	948,470
Series A 3.00% 2/1/41	1,000,000	861,980
17

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth, Minnesota
(DECC Improvement)
Series A 5.00% 2/1/34	1,000,000	$1,028,960
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,380,762
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	1,002,140
Series A 5.00% 2/1/48	1,850,000	1,998,648
Hennepin County, Minnesota
Series A 5.00% 12/1/36	3,555,000	3,969,769
Series A 5.00% 12/1/37	2,850,000	3,060,188
Series A 5.00% 12/1/38	3,310,000	3,542,230
Series B 5.00% 12/1/30	1,000,000	1,056,820
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	876,296
Series A 4.00% 2/1/35	1,060,000	1,153,746
Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,000,000	1,065,450
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,426,880
Series C 4.00% 3/1/43	1,250,000	1,258,800
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	600,000	612,558
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	3,075,000	2,848,126
3.00% 12/1/38	2,975,000	2,683,748
3.00% 12/1/40	1,875,000	1,630,950
3.00% 12/1/42	3,400,000	2,922,674
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,918,358
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	3,009,630
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,332,121
18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	$1,024,200
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,243,902
4.00% 2/1/43	1,130,000	1,145,684
Rice County, Minnesota
Series A 5.00% 2/1/44	3,865,000	4,326,481
Rosemount, Minnesota
Series A 4.00% 2/1/53	7,255,000	7,177,371
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,590,000	2,610,280
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	1,931,599
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,024,780
Series A 4.00% 2/1/44	1,245,000	1,262,106
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,000,000	1,769,960
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/44	2,400,000	2,416,632
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,799,840
		87,253,507
Pre-Refunded Bonds — 0.33%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	936,936
Series A 5.00% 11/15/30-25 §	670,000	689,832
		1,626,768
19

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 3.17%
Commonwealth of Puerto Rico
(Restructured)
2.689% 11/1/43 •	2,338,068	$1,370,692
Minneapolis, Minnesota Charter School Lease Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	255,008
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	895,290
Series A-1 4.75% 7/1/53	5,100,000	5,102,907
Series A-1 6.378% 7/1/51 ^	24,325,000	5,876,434
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	661,936
Series G 5.00% 11/1/31	1,500,000	1,513,635
		15,675,902
State General Obligation Bonds — 2.91%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	2,000,000	1,910,160
Series A-1 4.00% 7/1/46	2,000,000	1,807,600
Minnesota State
Series A 4.00% 9/1/38	625,000	651,425
Series A 5.00% 8/1/30	1,250,000	1,380,363
Series A 5.00% 8/1/37	2,925,000	3,179,972
Series A 5.00% 8/1/39	1,000,000	1,097,620
Series A 5.00% 8/1/41	1,000,000	1,136,550
(State Trunk Highway)
Series E 5.00% 10/1/26	1,480,000	1,565,455
(Various Purposes)
Series A 5.00% 8/1/35	500,000	558,905
Series A 5.00% 8/1/38	1,000,000	1,085,660
		14,373,710
Transportation Revenue Bonds — 5.30%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series C 5.00% 1/1/37	675,000	710,248
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	755,000	815,068
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,054,210
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,789,288
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,144,220
20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/33	850,000	$900,099
Series C 5.00% 1/1/36	600,000	633,360
Series C 5.00% 1/1/41	600,000	625,188
Series C 5.00% 1/1/46	1,595,000	1,650,921
(Subordinate)
Series A 5.00% 1/1/44	200,000	213,780
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,335,996
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,349,920
		26,222,298
Water & Sewer Revenue Bonds — 1.09%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	2,000,000	2,064,520
Series C 4.00% 3/1/32	3,225,000	3,321,556
		5,386,076
Total Municipal Bonds (cost $499,919,554)		489,671,353

Short-Term Investments — 0.43%
Variable Rate Demand Note — 0.43%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60% 11/15/48
(LOC - Wells Fargo Bank N.A.)	2,150,000	2,150,000
Total Short-Term Investments (cost $2,150,000)		2,150,000
Total Value of Securities—99.47% (cost $502,069,554)		$491,821,353
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $15,996,940, which represents 3.24% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
21

Schedules of investments

Delaware Tax-Free Minnesota Fund

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.37%
Education Revenue Bonds — 17.36%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$407,218
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	455,000	438,361
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,192
Series A 5.00% 7/1/34	150,000	149,984
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	366,440
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	421,168
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	250,000	233,290
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	500,000	502,670
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	250,000	250,355
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	375,000	378,788
(Carleton College)
4.00% 3/1/47	275,000	271,334
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	461,570
5.00% 10/1/35	555,000	587,068
(Macalester College)
4.00% 3/1/42	235,000	235,841
(St. Catherine University)
5.00% 10/1/52	250,000	252,640
Series A 5.00% 10/1/35	565,000	594,623
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	133,643
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	128,376
Series 8-G 5.00% 12/1/32	125,000	128,355
23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/36	300,000	$306,456
5.00% 10/1/33	750,000	821,662
5.00% 10/1/34	350,000	381,776
Series 7-U 4.00% 4/1/26	1,000,000	1,000,390
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	200,000	196,592
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	295,545
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	252,543
St. Paul, Minnesota Housing & Redevelopment Authority
Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,053
Series A 144A 5.25% 7/1/33 #	140,000	142,377
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	150,000	138,423
		9,882,733
Electric Revenue Bonds — 3.15%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project)
3.00% 1/1/38 (AGM)	300,000	271,965
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	257,470
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/30	240,000	242,265
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	200,000	200,222
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	375,000	382,099
24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	425,000	$438,953
		1,792,974
Healthcare Revenue Bonds — 38.46%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	263,039
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/61	200,000	155,972
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	448,190
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	285,000	245,847
3rd Tier Series C 5.00% 1/1/32	400,000	289,140
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	222,780
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	223,393
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	86,141
4.00% 9/1/39	100,000	79,144
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	400,000	313,932
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	350,000	350,007
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	500,000	460,645
25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	300,000	$293,355
Series A 5.00% 2/15/37	750,000	783,772
Series A 5.00% 2/15/53	2,610,000	2,642,129
Series A 5.25% 2/15/58	750,000	770,528
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	268,896
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	53,334	52,874
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	473,680
5.00% 5/1/28	1,000,000	1,039,690
(North Memorial Health Care)
5.00% 9/1/31	320,000	325,974
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,250,000	1,242,900
(Fairview Health Services)
Series A 5.00% 11/15/32	250,000	256,102
Series A 5.00% 11/15/33	860,000	906,896
Series A 5.00% 11/15/34	500,000	511,890
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	490,573
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	550,000	524,700
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	290,000	289,968
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,263,835
Series B 5.00% 11/15/33	150,000	179,928
26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	$493,563
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	165,000	165,607
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,000,000	936,080
Series A 4.00% 5/1/37	240,000	236,640
Series A 5.00% 5/1/46	235,000	238,739
St. Paul, Minnesota Housing & Redevelopment Authority
Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	473,545
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	765,000	777,217
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/54	375,000	365,824
West St. Paul, Minnesota Housing & Health Care
Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	250,000	248,515
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	497,905
		21,889,555
Housing Revenue Bonds — 2.50%
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series F 4.20% 7/1/38	350,000	357,903
(Social Bonds)
Series F 2.40% 7/1/46	390,000	274,712
Minnesota Housing Finance Agency Revenue
Series I 2.00% 7/1/40	275,000	196,436
Series O 4.45% 7/1/38	300,000	311,877
27

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	285,000	$279,713
		1,420,641
Industrial Development Revenue/Pollution Control Revenue Bond — 2.36%
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	1,385,000	1,342,508
		1,342,508
Lease Revenue Bonds — 0.82%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	250,000	216,193
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	250,000	252,487
		468,680
Local General Obligation Bonds — 22.34%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	500,000	414,670
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	132,440
Series A 4.00% 2/1/42	320,000	325,299
Series A 4.00% 2/1/43	275,000	278,817
Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	485,710
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	368,499
Hennepin County, Minnesota
Series A 5.00% 12/1/36	1,500,000	1,569,060
Series A 5.00% 12/1/38	1,055,000	1,129,019
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program)
Series B 4.00% 2/1/28	1,475,000	1,548,352
28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Maple Grove, Minnesota
Series A 4.00% 2/1/35	210,000	$223,745
Marshall, Minnesota General Obligation Improvement
Series B 4.00% 4/1/28	275,000	288,156
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	175,000	176,232
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	1,360,000	1,388,465
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	425,000	393,643
3.00% 12/1/42	600,000	515,766
Rice County, Minnesota
Series A 5.00% 2/1/44	715,000	800,371
Rosemount, Minnesota
Series A 4.00% 2/1/53	350,000	346,255
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	340,000	342,662
St. Cloud, Minnesota General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	425,829
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/44	500,000	506,870
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	295,000	261,069
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/44	275,000	276,906
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	518,160
		12,715,995
29

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bond — 0.22%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/30-25 §	120,000	$123,552
		123,552
Special Tax Revenue Bonds — 2.88%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	836,432
Series A-1 4.62% 7/1/46 ^	530,000	172,547
Series A-1 4.75% 7/1/53	195,000	195,111
Series A-1 5.216% 7/1/51 ^	289,000	69,817
Series A-2 4.536% 7/1/53	378,000	366,176
		1,640,083
State General Obligation Bonds — 4.78%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	180,000	171,914
Minnesota State
Series A 5.00% 9/1/31	1,000,000	1,174,930
Series A 5.00% 8/1/34	1,000,000	1,102,380
Series A 5.00% 8/1/39	250,000	274,405
		2,723,629
Transportation Revenue Bonds — 3.44%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	125,000	134,945
Series B 5.00% 1/1/39 (AMT)	715,000	753,760
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,068,900
		1,957,605
Water & Sewer Revenue Bond — 1.06%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	585,000	602,515
		602,515
Total Municipal Bonds (cost $56,588,473)		56,560,470
30

	Principal amount°	Value (US $)
Short-Term Investments — 0.17%
Variable Rate Demand Note — 0.17%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60% 11/15/48
(LOC - Wells Fargo Bank N.A.)	100,000	$100,000
Total Short-Term Investments (cost $100,000)		100,000
Total Value of Securities—99.54% (cost $56,688,473)		$56,660,470
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $2,437,615, which represents 4.28% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.92%
Education Revenue Bonds — 28.75%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$804,854
Series A 4.00% 7/1/37	850,000	768,757
Series A 4.25% 7/1/47	750,000	631,050
Series A 4.375% 7/1/52	250,000	207,970
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,183,602
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,170
Series A 5.00% 7/1/34	350,000	349,962
Series A 5.00% 7/1/45	360,000	343,177
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,002,440
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	641,270
Series A 5.00% 11/1/48	1,700,000	1,430,652
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.375% 8/1/50	975,000	960,745
Series A 5.75% 8/1/44	585,000	585,983
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	223,856
Series A 5.00% 7/1/47	710,000	618,197
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	610,344
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,920
Series A 5.00% 7/1/44	495,000	475,428
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	1,400,000	1,271,634
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	666,161
Series A 144A 5.50% 7/1/52 #	1,130,000	1,069,522
Series A 144A 5.50% 7/1/57 #	880,000	825,202
32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$708,150
144A 5.00% 8/1/53 #	570,000	547,913
5.25% 8/1/39	800,000	801,136
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,525,000	1,540,402
5.00% 5/1/37	1,250,000	1,226,287
5.00% 5/1/47	3,000,000	2,771,430
(Carleton College)
4.00% 3/1/37	635,000	644,366
4.00% 3/1/47	1,500,000	1,480,005
(Green Bonds)
Series A 5.00% 10/1/32	500,000	555,190
(Gustavus Adolphus College)
5.00% 10/1/47	2,350,000	2,403,862
(Macalester College)
3.00% 3/1/40	365,000	320,087
3.00% 3/1/43	325,000	270,150
4.00% 3/1/48	600,000	580,668
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,923
4.00% 5/1/25	200,000	199,996
4.00% 5/1/26	100,000	99,932
(St. Catherine University)
5.00% 10/1/52	750,000	757,920
Series A 4.00% 10/1/37	580,000	573,835
Series A 4.00% 10/1/38	920,000	898,270
Series A 5.00% 10/1/45	670,000	679,661
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	221,233
(St. Olaf College)
4.00% 10/1/46	935,000	925,500
Series 8-G 5.00% 12/1/31	205,000	210,537
Series 8-G 5.00% 12/1/32	205,000	210,502
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	305,256
Series B 5.00% 10/1/39	1,000,000	1,012,160
Series B 5.00% 10/1/47	1,055,000	1,060,011
33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$304,329
4.00% 10/1/41	1,000,000	991,950
4.00% 10/1/44	950,000	927,124
5.00% 10/1/34	450,000	490,856
5.00% 10/1/40	915,000	973,057
Series A 4.00% 10/1/35	400,000	407,476
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	250,000	245,740
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,293,609
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	611,498
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,521,188
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	265,135
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	960,280
Series A 5.00% 9/1/55	1,000,000	914,420
Series A 5.75% 9/1/46	500,000	503,910
Series A 6.00% 9/1/51	3,500,000	3,537,765
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,250,000	1,046,575
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,451,670
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	300,159
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,620,000	1,494,968
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	694,665
34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	$939,816
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,168,770
Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	362,079
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	720,508
Series A 4.00% 7/1/51	1,140,000	839,120
Series A 4.00% 7/1/56	575,000	410,383
		60,573,328
Electric Revenue Bonds — 1.34%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,450
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	43,725
Series AAA 5.25% 7/1/25 ‡	95,000	25,175
Series CCC 5.25% 7/1/27 ‡	650,000	172,250
Series WW 5.00% 7/1/28 ‡	585,000	155,025
Series XX 4.75% 7/1/26 ‡	105,000	27,825
Series XX 5.25% 7/1/40 ‡	295,000	78,175
Series XX 5.75% 7/1/36 ‡	370,000	98,050
Series ZZ 4.75% 7/1/27 ‡	85,000	22,525
Series ZZ 5.25% 7/1/24 ‡	130,000	34,450
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	407,572
St. Paul, Minnesota Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	820,320
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	555,000	576,967
		2,822,509
Healthcare Revenue Bonds — 39.11%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	345,088
35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	$752,959
5.00% 9/1/43	1,000,000	1,000,270
5.00% 9/1/58	1,175,000	1,130,209
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	318,288
2nd Tier Series B 7.25% 1/1/52	1,495,000	873,917
4th Tier Series D 7.00% 1/1/37	490,000	320,955
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,140,634
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,180,811
Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35 ‡	639,031	383,418
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.50% 11/1/34	1,000,000	1,001,160
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	197,860
5.00% 9/1/52	1,500,000	1,199,985
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	712,529
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	1,995,000	1,846,552
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	302,264
Series A 5.00% 4/1/40	315,000	277,446
Series A 5.00% 4/1/48	185,000	150,871
36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	$1,381,935
Series A 4.00% 7/1/41	930,000	738,085
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	391,140
Series A 5.00% 2/15/53	1,590,000	1,609,573
Series A 5.00% 2/15/58	6,940,000	7,012,801
Series A 5.25% 2/15/58	2,000,000	2,054,740
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	382,177
Series A 4.00% 6/15/38	400,000	383,796
Series A 4.00% 6/15/39	250,000	237,003
Series B 5.25% 6/15/52	1,000,000	1,022,810
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	183,785
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	667,027
(St. John’s Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44	90,000	54,900
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,094,201
5.00% 5/1/29	500,000	519,790
(North Memorial Health Care)
4.00% 9/1/35	300,000	296,070
5.00% 9/1/30	610,000	621,907
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	906,690
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,000,000	994,320
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,543,662
Series A 5.00% 11/15/32	1,250,000	1,280,513
Series A 5.00% 11/15/33	1,400,000	1,476,342
Series A 5.00% 11/15/34	500,000	511,890
Series A 5.00% 11/15/44	1,000,000	1,011,650
37

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/49	1,000,000	$1,008,300
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,530,272
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,955,700
Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	373,670
4.20% 8/1/49	1,500,000	1,085,370
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	1,200,000	1,199,868
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,684,975
5.00% 11/15/57	5,175,000	5,637,024
Series B 5.00% 11/15/33	500,000	599,760
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	594,864
Series A 5.00% 9/1/32	1,000,000	996,570
Series A 5.00% 9/1/35	350,000	343,406
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	708,155
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	128,001
5.00% 9/1/34	105,000	105,386
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,106,180
Series A 4.00% 5/1/37	1,695,000	1,671,270
Series A 5.00% 5/1/46	2,630,000	2,671,843
38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	$823,120
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	435,820
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	572,733
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,427,240
Series A 5.00% 11/15/47	760,000	772,244
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,016,960
Series A 5.00% 7/1/33	1,000,000	1,015,970
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	880,630
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,005,600
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	2,000,000	1,666,960
Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,244,550
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	454,055
4.00% 8/1/38	500,000	463,145
4.00% 8/1/39	400,000	366,236
4.00% 8/1/44	700,000	609,448
5.00% 8/1/35	150,000	151,584
5.00% 8/1/54	1,250,000	1,219,412
West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,381,950
		82,420,294
39

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.93%
Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	$817,290
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46	1,250,000	880,488
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,000,000	1,056,010
Series I 2.20% 1/1/51	635,000	408,730
Series O 4.45% 7/1/38	1,000,000	1,039,590
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,251,349
Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	711,495
		6,164,952
Industrial Development Revenue/Pollution Control Revenue Bonds — 3.39%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	951,798
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/52 •	1,000,000	1,002,010
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,185,862
		7,139,670
Lease Revenue Bonds — 0.91%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	432,385
Minnesota Housing Finance Agency Revenue
(State Appropriation)
5.00% 8/1/31	250,000	250,342
40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	345,000	$348,433
5.00% 2/1/38	880,000	888,659
		1,919,819
Local General Obligation Bonds — 9.43%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	423,110
Series A 3.00% 2/1/45	750,000	622,005
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	382,039
Series A 4.00% 2/1/42	925,000	940,318
Series A 4.00% 2/1/43	800,000	811,104
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	193,946
Duluth Independent School District No. 709
Series A 4.20% 3/1/34	750,000	781,282
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	470,613
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,252,675
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	611,520
Series C 4.00% 3/1/43	575,000	579,048
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,204,086
3.00% 12/1/38	1,970,000	1,777,137
3.00% 12/1/42	1,000,000	859,610
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	512,100
Rice County, Minnesota
Series A 5.00% 2/1/44	1,000,000	1,119,400
41

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	$2,898,649
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,078,378
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	435,000	445,779
Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,012,640
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/44	1,035,000	1,042,173
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	863,600
		19,881,212
Pre-Refunded Bonds — 0.23%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	283,140
Series A 5.00% 11/15/30-25 §	205,000	211,068
		494,208
Special Tax Revenue Bonds — 4.18%
Commonwealth of Puerto Rico Revenue
(Restructured)
2.665% 11/1/43 •	1,761,295	1,032,559
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	254,870
Minneapolis, Minnesota Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	200,000
4.00% 3/1/30	260,000	260,000
(Village of St. Anthony Falls Project)
4.00% 3/1/24	350,000	350,000
4.00% 3/1/27	650,000	646,913
42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	$1,505,858
Series A-1 6.098% 7/1/51 ^	6,809,000	1,644,918
Series A-2 4.536% 7/1/53	3,000,000	2,906,160
		8,801,278
State General Obligation Bonds — 3.25%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,021,936
Series A-1 4.00% 7/1/46	1,000,000	903,800
Minnesota State
Series A 4.00% 9/1/38	550,000	573,254
Series A 5.00% 8/1/39	1,250,000	1,399,080
Series A 5.00% 8/1/40	750,000	832,350
Series A 5.00% 8/1/41	1,860,000	2,113,983
		6,844,403
Transportation Revenue Bonds — 4.40%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series C 5.00% 1/1/37	500,000	526,110
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	330,000	356,255
Series B 5.00% 1/1/39 (AMT)	500,000	527,105
Series B 5.00% 1/1/49 (AMT)	600,000	617,208
Series B 5.25% 1/1/47 (AMT)	500,000	536,055
(Senior)
Series C 5.00% 1/1/46	185,000	191,486
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,275,600
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,233,592
		9,263,411
Total Municipal Bonds (cost $215,273,421)		206,325,084
43

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments — 1.09%
Variable Rate Demand Note — 1.09%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60% 11/15/48
(LOC - Wells Fargo Bank N.A.)	2,300,000	$2,300,000
Total Short-Term Investments (cost $2,300,000)		2,300,000
Total Value of Securities—99.01% (cost $217,573,421)		$208,625,084
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $12,366,454, which represents 5.87% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

44

Summary of abbreviations: (continued)

LOC – Letter of Credit

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

45

Statements of assets and liabilities

February 29, 2024 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$491,821,353	$56,660,470	$208,625,084
Cash	7,216	53,304	18,096
Interest receivable	5,840,102	618,270	2,636,971
Receivable for fund shares sold	1,084,113	42,422	410,772
Prepaid expenses	113,592	51,293	73,975
Other assets	4,099	605	1,586
Total Assets	498,870,475	57,426,364	211,766,484
Liabilities:
Payable for securities purchased	2,548,342	—	—
Payable for fund shares redeemed	1,158,835	385,287	817,177
Other accrued expenses	271,402	79,279	121,870
Distribution payable	222,637	18,658	19,280
Investment management fees payable to affiliates	160,269	4,323	62,239
Distribution fees payable to affiliates	58,854	9,033	23,970
Administration expenses payable to affiliates	11,085	10,314	10,530
Total Liabilities	4,431,424	506,894	1,055,066
Total Net Assets	$494,439,051	$56,919,470	$210,711,418

Net Assets Consist of:
Paid-in capital	$531,028,596	$61,436,859	$228,289,464
Total distributable earnings (loss)	(36,589,545)	(4,517,389)	(17,578,046)
Total Net Assets	$494,439,051	$56,919,470	$210,711,418
46

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$267,972,114	$39,188,178	$87,597,031
Shares of beneficial interest outstanding, unlimited authorization, no par	23,858,145	3,863,316	8,778,090
Net asset value per share	$11.23	$10.14	$9.98
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.76	$10.43	$10.45

Class C:
Net assets	$7,398,952	$1,390,626	$8,086,958
Shares of beneficial interest outstanding, unlimited authorization, no par	656,531	136,821	808,854
Net asset value per share	$11.27	$10.16	$10.00

Institutional Class:
Net assets	$219,067,985	$16,340,666	$115,027,429
Shares of beneficial interest outstanding, unlimited authorization, no par	19,508,456	1,610,201	11,530,522
Net asset value per share	$11.23	$10.15	$9.98

*Investments, at cost	$502,069,554	$56,688,473	$217,573,421

See accompanying notes, which are an integral part of the financial statements.

47

Statements of operations

Six months ended February 29, 2024 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$10,641,398	$1,204,961	$4,614,585

Expenses:
Management fees	1,305,221	149,679	545,924
Distribution expenses — Class A	327,593	53,468	108,189
Distribution expenses — Class C	40,115	7,501	39,945
Dividend disbursing and transfer agent fees and expenses	173,058	19,115	75,775
Accounting and administration expenses	76,044	27,433	42,883
Registration fees	74,891	35,787	33,486
Legal fees	27,437	4,226	11,854
Audit and tax fees	21,987	21,987	21,987
Reports and statements to shareholders expenses	15,914	8,428	8,130
Trustees’ fees and expenses	12,622	1,775	5,356
Custodian fees	1,851	1,385	1,536
Other	49,550	17,350	30,068
	2,126,283	348,134	925,133
Less expenses waived	(358,342)	(119,510)	(178,387)
Less expenses paid indirectly	(86)	(16)	(17)
Total operating expenses	1,767,855	228,608	746,729
Net Investment Income (Loss)	8,873,543	976,353	3,867,856
48

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(5,225,222)	$(562,924)	$(985,174)
Net change in unrealized appreciation (depreciation) on investments	17,549,608	1,907,483	7,425,877
Net Realized and Unrealized Gain (Loss)	12,324,386	1,344,559	6,440,703
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,197,929	$2,320,912	$10,308,559

See accompanying notes, which are an integral part of the financial statements.

49

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,873,543	$15,096,090
Net realized gain (loss)	(5,225,222)	(15,001,894)
Net change in unrealized appreciation (depreciation)	17,549,608	(5,140,655)
Net increase (decrease) in net assets resulting from operations	21,197,929	(5,046,459)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,409,734)	(8,698,787)
Class C	(105,018)	(227,836)
Institutional Class	(3,694,113)	(6,535,249)
	(8,208,865)	(15,461,872)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	34,168,829	68,439,065
Class C	638,573	1,456,957
Institutional Class	57,954,977	131,692,831

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,091,950	8,076,183
Class C	104,433	226,411
Institutional Class	2,581,352	4,268,668
	99,540,114	214,160,115
50

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(53,895,584)	$(105,517,160)
Class C	(2,157,860)	(5,517,111)
Institutional Class	(50,789,005)	(135,208,517)
	(106,842,449)	(246,242,788)
Decrease in net assets derived from capital share transactions	(7,302,335)	(32,082,673)
Net Increase (Decrease) in Net Assets	5,686,729	(52,591,004)

Net Assets:
Beginning of period	488,752,322	541,343,326
End of period	$494,439,051	$488,752,322

See accompanying notes, which are an integral part of the financial statements.

51

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$976,353	$2,033,985
Net realized gain (loss)	(562,924)	(2,953,631)
Net change in unrealized appreciation (depreciation)	1,907,483	1,510,919
Net increase (decrease) in net assets resulting from operations	2,320,912	591,273

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(675,398)	(1,361,277)
Class C	(18,208)	(36,272)
Institutional Class	(265,260)	(610,743)
	(958,866)	(2,008,292)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	3,588,838	11,495,192
Class C	456,697	304,264
Institutional Class	5,313,552	12,015,007

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	572,475	1,198,434
Class C	18,132	36,100
Institutional Class	249,237	591,317
	10,198,931	25,640,314
52

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,367,477)	$(15,577,188)
Class C	(652,036)	(998,846)
Institutional Class	(6,395,895)	(21,037,831)
	(20,415,408)	(37,613,865)
Decrease in net assets derived from capital share transactions	(10,216,477)	(11,973,551)
Net Decrease in Net Assets	(8,854,431)	(13,390,570)

Net Assets:
Beginning of period	65,773,901	79,164,471
End of period	$56,919,470	$65,773,901

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,867,856	$7,200,116
Net realized gain (loss)	(985,174)	(5,129,123)
Net change in unrealized appreciation (depreciation)	7,425,877	(4,535,253)
Net increase (decrease) in net assets resulting from operations	10,308,559	(2,464,260)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,613,327)	(3,179,809)
Class C	(118,792)	(250,269)
Institutional Class	(2,065,079)	(3,687,208)
	(3,797,198)	(7,117,286)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,985,229	24,733,272
Class C	1,082,711	1,407,398
Institutional Class	34,090,181	56,284,847

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,553,502	3,072,064
Class C	117,499	247,254
Institutional Class	2,016,814	3,631,762
	46,845,936	89,376,597
54

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,933,885)	$(31,088,176)
Class C	(1,537,772)	(4,514,906)
Institutional Class	(29,322,728)	(57,410,992)
	(46,794,385)	(93,014,074)
Increase (decrease) in net assets derived from capital share transactions	51,551	(3,637,477)
Net Increase (Decrease) in Net Assets	6,562,912	(13,219,023)

Net Assets:
Beginning of period	204,148,506	217,367,529
End of period	$210,711,418	$204,148,506

See accompanying notes, which are an integral part of the financial statements.

55

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.93	$11.36	$12.70	$12.49	$12.68	$12.14

0.18	0.32	0.27	0.29	0.31	0.36
0.30	(0.42)	(1.34)	0.21	(0.16)	0.54
0.48	(0.10)	(1.07)	0.50	0.15	0.90

(0.18)	(0.33)	(0.27)	(0.29)	(0.31)	(0.36)
—	—	—	—	(0.03)	—
(0.18)	(0.33)	(0.27)	(0.29)	(0.34)	(0.36)

$11.23	$10.93	$11.36	$12.70	$12.49	$12.68

4.48%	(0.89%)	(8.51%)	4.05%	1.30%	7.54%

$267,972	$276,596	$317,184	$375,799	$373,691	$386,790
0.84%	0.84%	0.85%	0.85%	0.85%	0.85%
0.99%	0.98%	0.93%	0.93%	0.93%	0.93%
3.64%	2.89%	2.25%	2.30%	2.53%	2.92%
3.49%	2.75%	2.17%	2.22%	2.45%	2.84%
13%	35%	24%	3%	15%	13%
57

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.96	$11.40	$12.75	$12.53	$12.72	$12.18

0.14	0.24	0.18	0.20	0.22	0.27
0.31	(0.43)	(1.35)	0.22	(0.16)	0.54
0.45	(0.19)	(1.17)	0.42	0.06	0.81

(0.14)	(0.25)	(0.18)	(0.20)	(0.22)	(0.27)
—	—	—	—	(0.03)	—
(0.14)	(0.25)	(0.18)	(0.20)	(0.25)	(0.27)

$11.27	$10.96	$11.40	$12.75	$12.53	$12.72

4.18%	(1.71%)	(9.23%)	3.35%	0.54%	6.73%

$7,399	$8,592	$12,837	$17,096	$25,219	$29,933
1.59%	1.59%	1.60%	1.60%	1.60%	1.60%
1.74%	1.73%	1.68%	1.68%	1.68%	1.68%
2.89%	2.14%	1.50%	1.55%	1.78%	2.17%
2.74%	2.00%	1.42%	1.47%	1.70%	2.09%
13%	35%	24%	3%	15%	13%
59

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.93	$11.36	$12.70	$12.49	$12.68	$12.14

0.20	0.35	0.30	0.32	0.34	0.39
0.30	(0.42)	(1.34)	0.21	(0.16)	0.54
0.50	(0.07)	(1.04)	0.53	0.18	0.93

(0.20)	(0.36)	(0.30)	(0.32)	(0.34)	(0.39)
—	—	—	—	(0.03)	—
(0.20)	(0.36)	(0.30)	(0.32)	(0.37)	(0.39)

$11.23	$10.93	$11.36	$12.70	$12.49	$12.68

4.61%	(0.64%)	(8.28%)	4.31%	1.55%	7.81%

$219,068	$203,564	$211,322	$218,886	$181,242	$169,241
0.59%	0.59%	0.60%	0.60%	0.60%	0.60%
0.74%	0.73%	0.68%	0.68%	0.68%	0.68%
3.89%	3.14%	2.50%	2.55%	2.78%	3.17%
3.74%	3.00%	2.42%	2.47%	2.70%	3.09%
13%	35%	24%	3%	15%	13%
61

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.87	$10.07	$11.22	$11.10	$11.25	$10.82

0.16	0.27	0.23	0.23	0.27	0.31
0.27	(0.20)	(1.15)	0.11	(0.15)	0.43
0.43	0.07	(0.92)	0.34	0.12	0.74

(0.16)	(0.27)	(0.23)	(0.22)	(0.27)	(0.31)
(0.16)	(0.27)	(0.23)	(0.22)	(0.27)	(0.31)

$10.14	$9.87	$10.07	$11.22	$11.10	$11.25

4.36%	0.72%	(8.32%)	3.13%	1.08%	7.00%

$39,188	$47,433	$51,298	$63,499	$57,788	$55,918
0.81%	0.81%	0.78%	0.71%	0.71%	0.71%
1.21%	1.10%	1.01%	1.00%	1.02%	1.04%
3.22%	2.75%	2.11%	2.01%	2.39%	2.87%
2.82%	2.46%	1.88%	1.72%	2.08%	2.54%
10%	32%	28%	7%	20%	19%
63

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period[2]

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.89	$10.09	$11.24	$11.12	$11.27	$10.84

0.12	0.20	0.14	0.13	0.17	0.22
0.27	(0.20)	(1.15)	0.12	(0.15)	0.43
0.39	—	(1.01)	0.25	0.02	0.65

(0.12)	(0.20)	(0.14)	(0.13)	(0.17)	(0.22)
(0.12)	(0.20)	(0.14)	(0.13)	(0.17)	(0.22)

$10.16	$9.89	$10.09	$11.24	$11.12	$11.27

3.96%	(0.03%)	(9.02%)	2.26%	0.22%	6.09%

$1,390	$1,524	$2,222	$2,990	$5,149	$7,167
1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
1.96%	1.85%	1.76%	1.75%	1.77%	1.79%
2.47%	2.00%	1.33%	1.16%	1.54%	2.02%
2.07%	1.71%	1.13%	0.97%	1.33%	1.79%
10%	32%	28%	7%	20%	19%
65

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.87	$10.07	$11.22	$11.10	$11.25	$10.83

0.17	0.30	0.25	0.24	0.28	0.33
0.28	(0.20)	(1.15)	0.12	(0.15)	0.42
0.45	0.10	(0.90)	0.36	0.13	0.75

(0.17)	(0.30)	(0.25)	(0.24)	(0.28)	(0.33)
(0.17)	(0.30)	(0.25)	(0.24)	(0.28)	(0.33)

$10.15	$9.87	$10.07	$11.22	$11.10	$11.25

4.59%	0.97%	(8.12%)	3.29%	1.23%	7.06%

$16,341	$16,817	$25,644	$23,946	$24,848	$17,718
0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
0.96%	0.85%	0.76%	0.75%	0.77%	0.79%
3.47%	3.00%	2.33%	2.16%	2.54%	3.02%
3.07%	2.71%	2.13%	1.97%	2.33%	2.79%
10%	32%	28%	7%	20%	19%
67

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.65	$10.08	$11.34	$11.00	$11.21	$10.66

0.18	0.32	0.27	0.28	0.29	0.32
0.33	(0.43)	(1.26)	0.34	(0.21)	0.55
0.51	(0.11)	(0.99)	0.62	0.08	0.87

(0.18)	(0.32)	(0.27)	(0.28)	(0.29)	(0.32)
(0.18)	(0.32)	(0.27)	(0.28)	(0.29)	(0.32)

$9.98	$9.65	$10.08	$11.34	$11.00	$11.21

5.35%	(1.06%)	(8.79%)	5.71%	0.81%	8.33%

$87,597	$91,116	$98,592	$112,606	$103,913	$103,487
0.85%	0.87%	0.88%	0.89%	0.89%	0.89%
1.03%	0.99%	0.98%	0.97%	0.97%	0.99%
3.80%	3.33%	2.58%	2.52%	2.69%	2.97%
3.62%	3.21%	2.48%	2.44%	2.61%	2.87%
9%	36%	23%	3%	18%	12%
69

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.67	$10.10	$11.36	$11.02	$11.23	$10.68

0.14	0.25	0.19	0.20	0.21	0.24
0.33	(0.43)	(1.26)	0.34	(0.21)	0.55
0.47	(0.18)	(1.07)	0.54	— [3]	0.79

(0.14)	(0.25)	(0.19)	(0.20)	(0.21)	(0.24)
(0.14)	(0.25)	(0.19)	(0.20)	(0.21)	(0.24)

$10.00	$9.67	$10.10	$11.36	$11.02	$11.23

4.95%	(1.79%)	(9.46%)	4.92%	0.05%	7.51%

$8,087	$8,163	$11,476	$14,317	$19,376	$21,059
1.60%	1.62%	1.63%	1.64%	1.64%	1.64%
1.78%	1.74%	1.73%	1.72%	1.72%	1.74%
3.05%	2.58%	1.82%	1.77%	1.94%	2.22%
2.87%	2.46%	1.73%	1.69%	1.86%	2.12%
9%	36%	23%	3%	18%	12%
71

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.65	$10.07	$11.33	$11.00	$11.20	$10.66

0.19	0.35	0.30	0.31	0.32	0.35
0.33	(0.42)	(1.26)	0.33	(0.20)	0.54
0.52	(0.07)	(0.96)	0.64	0.12	0.89

(0.19)	(0.35)	(0.30)	(0.31)	(0.32)	(0.35)
(0.19)	(0.35)	(0.30)	(0.31)	(0.32)	(0.35)

$9.98	$9.65	$10.07	$11.33	$11.00	$11.20

5.48%	(0.71%)	(8.58%)	5.89%	1.15%	8.50%

$115,027	$104,870	$107,300	$102,787	$75,325	$75,155
0.60%	0.62%	0.63%	0.64%	0.64%	0.64%
0.78%	0.74%	0.73%	0.72%	0.72%	0.74%
4.05%	3.58%	2.83%	2.77%	2.94%	3.22%
3.87%	3.46%	2.73%	2.69%	2.86%	3.12%
9%	36%	23%	3%	18%	12%
73

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds	February 29, 2024 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix

74

systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 29, 2024, and for all open tax years (years ended August 31, 2020–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 29, 2024, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

75

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 (except as noted) through December 30, 2024. These waivers and reimbursements may only be

76

terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free Minnesota Fund	0.59%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.59%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund was 0.61%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 (except as noted) through December 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free Minnesota Fund	0.84%	1.59%	0.59%
Delaware Tax-Free Minnesota Intermediate Fund	0.81%	1.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.84%*	1.59%*	0.59%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund were as follows for Class A, Class C, and Institutional Class, respectively: 0.86%, 1.61% and 0.61%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of

77

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

operations” under “Accounting and administration expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$11,477
Delaware Tax-Free Minnesota Intermediate Fund	3,177
Delaware Minnesota High-Yield Municipal Bond Fund	5,961

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$15,731
Delaware Tax-Free Minnesota Intermediate Fund	1,986
Delaware Minnesota High-Yield Municipal Bond Fund	6,578

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

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As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 29, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$5,857
Delaware Tax-Free Minnesota Intermediate Fund	748
Delaware Minnesota High-Yield Municipal Bond Fund	2,607

For the six months ended February 29, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$1,916
Delaware Tax-Free Minnesota Intermediate Fund	968
Delaware Minnesota High-Yield Municipal Bond Fund	1,850

For the six months ended February 29, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$580	$107
Delaware Tax-Free Minnesota Intermediate Fund	455	54
Delaware Minnesota High-Yield Municipal Bond Fund	2,799	103

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$59,327,500	$65,522,106
Delaware Tax-Free Minnesota Intermediate Fund	5,793,587	14,885,643
Delaware Minnesota High-Yield Municipal Bond Fund	18,412,170	20,762,037
79

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Minnesota Fund	$501,776,200	$8,121,954	$(18,076,801)	$(9,954,847)
Delaware Tax-Free Minnesota Intermediate Fund	56,649,137	960,915	(949,582)	11,333
Delaware Minnesota High-Yield Municipal Bond Fund	217,383,670	3,036,604	(11,795,190)	(8,758,586)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$7,274,626	$13,886,989	$21,161,615
Delaware Tax-Free Minnesota Intermediate Fund	561,415	3,409,698	3,971,113
Delaware Minnesota High-Yield Municipal Bond Fund	4,044,218	3,711,784	7,756,002

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

80

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2024:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$489,671,353
Short-Term Investments	2,150,000
Total Value of Securities	$491,821,353
81

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$56,560,470
Short-Term Investments	100,000
Total Value of Securities	$56,660,470
Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$206,325,084
Short-Term Investments	2,300,000
Total Value of Securities	$208,625,084

During the six months ended February 29, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. As of February 29, 2024, there were no Level 3 investments.

82

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/29/24	Year ended 8/31/23	Six months ended 2/29/24	Year ended 8/31/23	Six months ended 2/29/24	Year ended 8/31/23
Shares sold:
Class A	3,201,378	6,212,711	363,057	1,166,387	832,245	2,520,760
Class C	59,235	131,667	45,585	30,724	112,037	142,713
Institutional Class	5,335,359	11,868,644	536,593	1,206,119	3,524,045	5,729,835

Shares issued upon reinvestment of dividends and distributions:
Class A	375,271	728,413	58,128	120,576	161,329	314,143
Class C	9,557	20,362	1,831	3,627	12,180	25,248
Institutional Class	236,383	385,083	25,198	59,589	209,200	371,678
	9,217,183	19,346,880	1,030,392	2,587,022	4,851,036	9,104,377

Shares redeemed:
Class A	(5,029,363)	(9,555,213)	(1,363,550)	(1,575,131)	(1,658,059)	(3,176,663)
Class C	(195,901)	(494,878)	(64,652)	(100,472)	(159,707)	(460,254)
Institutional Class	(4,695,399)	(12,230,968)	(654,729)	(2,108,041)	(3,074,467)	(5,882,046)
	(9,920,663)	(22,281,059)	(2,082,931)	(3,783,644)	(4,892,233)	(9,518,963)
Net decrease	(703,480)	(2,934,179)	(1,052,539)	(1,196,622)	(41,197)	(414,586)
83

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 29, 2024 and the year ended August 31, 2023, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/29/24	18,674	10,118	2,262	12,427	18,674	$340,084
Year ended
8/31/23	133,658	29,308	1,304	20,971	143,436	1,824,634

Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/29/24	—	568	—	569	—	5,771
Year ended
8/31/23	7,086	10,790	—	10,823	7,080	178,880

Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/29/24	—	2,962	—	2,970	—	29,464
Year ended
8/31/23	226	13,236	39	13,317	226	133,068

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is

84

allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Each Fund had no amounts outstanding as of February 29, 2024, or at any time during the period then ended.

6. Geographic, Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants

85

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Geographic, Credit and Market Risks (continued)

imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds’’ are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

86

8. Subsequent Events

On January 16,2024, the Board approved the reorganization of the Fund into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware Tax-Free Minnesota Intermediate Fund, a series of Voyageur Intermediate Tax-Free Funds	Delaware Tax-Free Minnesota Fund, a series of Voyageur Tax Free Funds

If approved by Acquired Fund shareholders, the Reorganization is anticipated to occur in mid-2024.

Management has determined that no other material events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in the Funds’ financial statements.

87

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Investments

(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 26, 2024